Related Parties	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 7 – Related Parties

In December 2011, the Company signed an agreement with the beneficiaries of one of its cofounders, which stated that the beneficiaries are entitled to an aggregate amount of $263 thousands as a result of outstanding obligations of the Company owed to the late co-founder. Such amount is subject to annual interest equal to LIBOR + 1%. During the year 2015, the balance was fully paid.